TYPE: 24F-2NT
SEQUENCE: 1


J.P. Morgan Institutional Funds
60 State Street, Suite 1300
Boston, Massachusetts 02109
(617) 557-0700

October 30, 2000

Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

RE:  Rule 24f-2 Notice for J.P. Morgan Institutional Funds with respect to:
     J.P. Morgan Institutional Tax Exempt Bond Fund
     J.P. Morgan Institutional New York Tax Exempt Bond Fund
     (Registration Statement File No:  033-54642)

Ladies and Gentlemen:

The purpose of this letter is to notify the Commission within 90 days of the end of the Registrant's fiscal year of the number of Registrant's shares sold during the last fiscal year which are to be registered pursuant to Rule 24f-2 and to pay the appropriate registration fee.

The information required by the above-referenced rule is as follows:

1.   Name and address of Issuer:   J.P. Morgan Institutional Funds
                                   60 State Street, Suite 1300
                                   Boston, MA 02109

2.   Name of each series or class of securities for which this Form is filed:
     (leave this item blank if the Form is being filed for all series and classes or securities of the issuer):

     J.P. Morgan Institutional Tax Exempt Bond Fund
     J.P. Morgan Institutional New York Tax Exempt Bond Fund

3.   Investment Company Act File Number:  811-07342
     Securities Act File Number:   033-54642

4(a). Last day of fiscal year for which this notice is filed: July 31, 2000

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).

Note: If the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i)       Aggregate sale price of securities sold during the fiscal year
               pursuant to section 24(f):              $271,497,661

     (ii)      Aggregate price of securities redeemed or repurchased during the
               fiscal year:                            $197,448,337

     (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to
               the Commission:                         $ 0

     (iv)      Total available redemption credits
               [add items 5(ii) and 5(iii)]:           $197,448,337

     (v)       Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract
               Item 5(iv) from Item 5(i)]:             $74,049,324

     (vi) Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item
               5(i)]:                                  $(0)

     (vii)     Multiplier for determining registration fee
               (see instruction c.8):                  x .000264

     (viii)    Registration fee due (multiple Item 5(v) by Item 5(vii)]
               (enter "0" if no fee is due)            =$19,549.02
                                                        ==========

6. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): $0

7.   Total of the amount of the registration fee due plus any interest due
     [(Item 5(vii) plus Item 6]:                       =$19,549.02
                                                       ===========

8. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: October 27, 2000

          Account Number:  0000894088

          Method of Delivery:
                                   [x] Wire Transfer
                                   [ ] Mail or other means

This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     J.P. MORGAN INSTITUTIONAL FUNDS

By:  /s/ Mary Jo Pace
     ----------------------------------------
     Mary Jo Pace
     Vice President and Assistant Treasurer